OTHER INCOME (Details Narrative)	12 Months Ended
	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 CAD ($)
Other Income	$ 20,735	$ 20,735	$ 150,000	$ 150,000	$ 0